9. Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	R$ 5,538,703	R$ 5,225,546
Allowance for doubtful accounts	(3,650,198)	(3,514,240)	R$ (3,307,793)	R$ (3,164,288)
Total trade receivables	1,888,505	1,711,306
Current	1,672,595	1,557,472
Noncurrent	215,910	153,834
Total	1,888,505	1,711,306
Unbilled supply
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	580,006	481,389
Private sector
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	1,569,011	1,520,849
Private sector | General and special customers
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	1,248,979	1,205,498
Private sector | Agreements
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	320,032	315,351
Government entities
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	821,481	803,813
Government entities | Agreements
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	285,614	279,449
Government entities | Municipal
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	532,320	520,950
Government entities | Federal
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	3,547	3,414
Wholesale customers - Municipal governments
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	2,568,205	2,419,495
Wholesale customers - Municipal governments | Guarulhos
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	760,598	778,106
Wholesale customers - Municipal governments | Maua
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	530,830	467,775
Wholesale customers - Municipal governments | Mogi das Cruzes
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	2,670	2,527
Wholesale customers - Municipal governments | Santo Andre
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	1,048,832	946,045
Wholesale customers - Municipal governments | Sao Caetano do Sul
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	2,604	2,371
Wholesale customers - Municipal governments | Diadema
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	R$ 222,671	R$ 222,671